Income Taxes - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Percentage of corporate tax			22.00%
Tonnage tax included in operating expenses	$ 54,660	$ 55,000	$ 108,500	$ 107,000
Deferred tax assets	3,800		3,800			$ 4,400
Deferred tax liabilities	$ 100		$ 100			$ 100
Income tax rate, deferred tax liabilities					22.00%	22.00%
Norwegian Ordinary Tax Regime
Income Taxes
Percentage of corporate tax					22.00%	22.00%